Common Stock (Summary of Issued and Outstanding Common Stock) (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Increase (Decrease) In Common Stock Value [Roll Forward]
Beginning Balance	$ 9,042
Issuance of common stock	9	$ 261
Senior management stock options exercised and Employee Share Purchase Plan ("ECSPP")	44	30
Ending Balance	9,387	9,042
Common Stock
Increase (Decrease) In Common Stock Value [Roll Forward]
Beginning Balance	9,042	8,462
Conversion of Convertible Debentures	1	0
Issuance of common stock	9	261
Issued under Purchase Plans at market rate	293	291
Senior management stock options exercised and Employee Share Purchase Plan ("ECSPP")	42	28
Ending Balance	$ 9,387	$ 9,042
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	295,940	284,120
Conversion of Convertible Debentures	20	0
Issuance of common stock (shares)	190	5,120
Issued under Purchase Plans at market rate	4,830	6,100
Options exercised under senior management share option plan	780	600
Ending Balance	301,760	295,940